Label	Element	Value
TIAA-CREF Quant Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TIAA-CREF U.S. EQUITY FUNDS
TIAA-CREF Enhanced Large-Cap Growth Index Fund
(effective August 1, 2018, the TIAA-CREF Quant Large-Cap Growth Fund) (the “Fund”)

SUPPLEMENT NO. 1
dated August 1, 2018, to the Summary Prospectus and Statutory Prospectus each dated August 1, 2018 (with respect to Class W shares) and March 1, 2018 (with respect to all other share classes) (the “Supplement”). The Supplement supersedes and replaces in its entirety the Fund’s Summary Prospectus and Statutory Prospectus supplement dated May 10, 2018.

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the TIAA-CREF Funds has approved a change in the Fund’s name and the Fund’s non-fundamental policy to invest at least 80% of its assets in particular investments (“80% Policy”), effective August 1, 2018. Therefore, effective immediately, all references to the TIAA-CREF Enhanced Large-Cap Growth Index Fund in the Summary Prospectus and Statutory Prospectus are hereby changed to the TIAA-CREF Quant Large-Cap Growth Fund.

Additionally, effective immediately, the following language hereby replaces in its entirety the Fund’s “Principal investment strategies” section, including the Fund’s 80% Policy, found beginning on page 3 of the Summary Prospectus and page 8 of the Statutory Prospectus:

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes present the opportunity for growth. For purposes of the 80% investment policy, “large-cap” securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. The Fund may invest in equity securities of large companies across a wide range of sectors, growth rates and valuations. From time to time, Advisors reviews the Fund’s sector exposure against the Fund’s benchmark index, the Russell 1000® Growth Index (the “Index”), to seek to control risk in relation to the Index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Advisors uses proprietary quantitative models, or models utilizing econometric and mathematical techniques based on financial and investment theories, to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio, and the following additional inputs may also be considered: weightings of the stock and its corresponding sector in the benchmark, correlations of the stocks in the universe and trading costs. The Fund may purchase foreign equity securities denominated in U.S. dollars or in non-U.S. dollar currencies, and equity securities issued in connection with reorganizations and other special situations.

The overall goal is to build a portfolio of stocks that Advisors believes present the opportunity for growth and that generate a favorable long-term total return, while also managing the relative risk of the Fund versus the Index. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors’ analysis.

These changes are not expected to materially affect the quantitative investment process that Teachers Advisors, LLC, the Fund’s investment adviser, uses to select Fund investments. Effective immediately, all instances of “Enhanced Index Risk” in the Summary Prospectus and Statutory Prospectus are hereby deleted. Additionally, effective immediately, the following risk is hereby added immediately following “Foreign Investment Risk” in the “Principal investment risks” section on page 4 of the Summary Prospectus and page 9 of the Statutory Prospectus:

Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Quant Large-Cap Growth Fund